SHARE-BASED COMPENSATION (Details)		12 Months Ended
		Feb. 28, 2026 $ / shares shares	Feb. 28, 2026 ¥ / shares shares	Feb. 28, 2025 $ / shares shares	Feb. 28, 2025 ¥ / shares shares	Feb. 29, 2024 $ / shares shares	Feb. 29, 2024 ¥ / shares shares	Feb. 28, 2023 $ / shares shares	Feb. 28, 2023 ¥ / shares shares
Compensation Related Costs [Abstract]
Outstanding share option, beginning	[1]	9,399,000	9,399,000	9,649,640	9,649,640	9,962,940	9,962,940
Weighted average exercise price, beginning | (per share)	[1]	$ 0.25	¥ 38.85	$ 0.25	¥ 38.84	$ 0.25	¥ 39.35
Weighted average remaining contractual term		2 years	2 years	3 years	3 years	4 years	4 years	5 years	5 years
Outstanding share option, granted	[1]
Weighted average exercise price, granted | (per share)	[1]
Outstanding share option, forfeited/cancelled	[1]			(250,640)	(250,640)	(313,300)	(313,300)
Weighted average exercise price, forfeited/cancelled | (per share)	[1]
Outstanding share option, exercised	[1]
Weighted average exercise price, exercised | (per share)	[1]
Outstanding share option, forfeited/cancelled	[1]			250,640	250,640	313,300	313,300
Outstanding share option, ending	[1]	9,399,000	9,399,000	9,399,000	9,399,000	9,649,640	9,649,640	9,962,940	9,962,940
Weighted average exercise price, ending | (per share)	[1]	$ 0.25	¥ 38.85	$ 0.25	¥ 38.85	$ 0.25	¥ 38.84	$ 0.25	¥ 39.35
Options exercisable	[1]

[1]	The information is presented on a retroactive basis to reflect the share split from 1 to 130, which become effective on March